DERIVATIVE LIABILITY	12 Months Ended
Sep. 30, 2025
DERIVATIVE LIABILITY.
DERIVATIVE LIABILITY

NOTE 14 — DERIVATIVE LIABILITY

The derivative liability was the conversion feature bifurcated from the convertible note contract as presented in Note 13. The movement of the derivative liability is as follows:

For the year ended
September 30,
2025
Beginning balance	—
Issuance of derivative liability	263,727
Decrease in fair value	(33,348)
Ending balance	$230,379

There is no transfer between levels during the year ended September 30, 2025.

A number of subjective input assumptions were used in the Binomial Tree Lattice model in relation to the conversion derivative, including expected term, stock price, conversion price, stock price volatility and dividend yield. The expected term was determined based on the period of time that the Convertible Note granted was expected to be outstanding. The stock price was determined based on the quoted trading price of the Company’s stock. The conversion price was determined based on the terms prescribed in the Convertible Promissory Note. The stock price volatility was calculated based on the historical trading price of the Company’s stock. The dividend yield is determined with reference to the historical dividend record of the Company.

The input assumptions of the conversion derivative were summarized as follows:

Input Assumptions	4 August 2025			30 September 2025
Expected term		1	year		0.84	year
Stock price	US$	1.87		US$	1.46
Stock price volatility		93.5%			88.9%
Dividend yield		0.00%			0.00%

In the Binomial Tree Lattice model, the conversion price was assessed at 88% multiplied by the lowest daily volume weighted average price in the ten trading days period immediately preceding the applicable measurement date, with a floor price of US$ 0.7106.